Organization and principal activities - Subsidiaries (Details)	Dec. 31, 2018
Digital Marketing Group Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Tetris Media Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive Asia Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Optimix Media Asia Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
China Search (Asia) Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Diablo Holdings Corporation
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Harmattan Capital Holdings Corporation
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive (Singapore) Pte Ltd
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive (Beijing) Advertisement Co Ltd
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Search Asia Technology (Shenzhen) Co Ltd
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive Taiwan Limited Taiwan Branch
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Performance Media Group Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Tetris Media (Shanghai) Co Ltd
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Buzzinate Company Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
OptAim Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
OptAim (HK) Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
OptAim (Beijing) Information Technology Co Ltd
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Anhui Zhiyunzhong Information Technology Co Ltd
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%